Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, carrying value	$ 518,711	$ 507,906
Senior secured revolving credit facility
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, carrying value	119,000	108,446
Senior unsecured notes due October 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, carrying value	400,000	400,000
Senior unsecured notes due October 2021 | Significant other observable inputs (Level 2)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, carrying value	398,100	397,400
Debt instrument, fair value	$ 362,000	$ 402,000